SCHEDULE OF RSUs ACTIVITY (Details) - Restricted Stock Unit [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock unit outstanding beginning	87,646
Restricted stock unit Granted	153,459	100,200
Restricted stock unit Vested	(72,457)	(7,588)
Restricted stock unit Forfeited	(10,995)	(4,966)
Restricted stock unit outstanding endning	157,653	87,646